Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Financial Statements In US Dollars
A.           Financial statements in US dollars

Substantially all sales of the Company are made outside of Israel (see Note 10A regarding geographical distribution), in US dollars ("dollars"). Most purchases of materials and components, and a significant part of the marketing costs are made or incurred, primarily in dollars. Therefore, the functional currency of the Company is the dollar.

Transactions and monetary balances in other currencies are translated into the functional currency using the current exchange rate.

All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in earnings when they arise.

Basis Of Presentation
B.           Basis of presentation

The accompanying consolidated financial statements have been prepared with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiary in the United States. All intercompany balances and transactions have been eliminated in consolidation.

Estimates And Assumptions
C.           Estimates and assumptions

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; allowances for doubtful accounts, deferred tax assets, fixed assets, inventory, investments, share-based compensation, income tax uncertainties and other contingencies.

Cash And Cash Equivalents	D. Cash and cash equivalents The Company considers highly liquid investments with original maturities of three months or less from the date of deposit to be cash equivalents.
Short-Term Bank Deposits
E.           Short-term bank deposits

Short term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.

As of December 31, 2012 the Company's short-term bank deposits consist of bank deposits in US dollars that bear fixed annual interest of 1.81% (2011 1.70%-1.90%). These short-term bank deposits are held with a major Israeli bank, and their use and withdrawal are not subject to any restrictions.

Marketable Securities
F.           Marketable securities

Investment securities at December 31, 2011 and 2012 consist of corporate debt and government debt.

The Company classifies its marketable securities as held-to-maturity as they are debt securities in which the Company has the intent and ability to hold to maturity. Held-to-maturity (HTM) debt securities are recorded at amortized cost adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the "Financial income, net" line item in the consolidated statements of operations.

When other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

A decline in the market value of HTM security below cost that is deemed to be other than temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other than temporary, the Company considers all available information relevant to the collectibility of the security, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

If the Company intends to sell the security or it is more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings.

Trade Accounts Receivable, Net
G.           Trade accounts receivable, net

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the Consolidated Statements of Cash Flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and its customers' financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns.

As of December 31, 2011 and 2012, the provision for doubtful accounts receivable amounted to US$ 20 thousand.

Inventories
H.           Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the "average-cost" method.

The Company writes down obsolete or slow moving inventory to its market value, on a quarterly basis.

Assets Held For Employees' Severance Benefits
I.           Assets held for employees' severance benefits

Assets held for employees' severance benefits represent contributions to severance pay funds and cash surrender value of insurance policies. The assets are recorded at their current cash redemption value.

Property, Plant And Equipment
J.           Property, plant and equipment

Property, plant and equipment are stated at cost. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15- 33
Office furniture and equipment	6- 33
Leasehold improvements	10- 20

Long Lived Assets
K.           Long lived assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall long-lived assets, such as property, plant, and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or an asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value.

Revenue Recognition
L.           Revenue recognition

Revenues from sales of products are recognized upon delivery provided that the collection of the resulting receivable is reasonably assured, there is persuasive evidence of an arrangement, no significant obligations in respect of installation remain and the price is fixed or determinable.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of income.

Research And Development Costs	M. Research and development costs Research and development costs are expensed as incurred.
Royalty Bearing Participations
N.           Royalty bearing participations

Royalty bearing participation from the Government of Israel for funding research and development activities are recognized at the time the Company is entitled to such grants based on the related cost incurred. See also Note 8A.

Royalty expenses are recognized pursuant to the sale of related products and are classified as cost of sales.

Allowance For Product Warranty
O.           Allowance for product warranty

The Company grants service warranties related to certain products to end-users. The Company estimates its obligation for such warranties to be immaterial on the basis of historical experience. Accordingly, these financial statements do not include an accrual for warranty obligations.

Treasury Shares	P. Treasury shares Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.
Income Taxes
Q.           Income taxes

Deferred taxes are accounted for under the asset and liability method based on the estimated future tax effects of temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.  The Company provides a valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will not be realized. Deferred tax assets and liabilities are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

Share-Based Compensation
R.           Share-based compensation

The Company recognizes compensation expense based on estimated grant date fair value in accordance with ASC Topic 718, Compensation -Stock Compensation as follows:

When portions of an award vest in increments during the requisite service period (graded-vesting award), the Company's accounting policy is to recognize compensation cost for the award over the requisite service period for each separately vesting portion of the award.

Income Per Ordinary Share
S.           Income per ordinary share

Basic income per ordinary share is calculated by dividing the net income attributable to ordinary shares, by the weighted average number of ordinary shares outstanding.  Diluted income per ordinary share calculation is similar to basic income per ordinary share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares during the period if dilutive. Potential common shares arise from stock options and the dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2010	2011	2012
Net income attributable to ordinary shares
(US$ thousands)	5,715	8,243	9,871

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	6,820,721	6,896,215	6,933,576

Add assumed exercise of outstanding dilutive potential
ordinary shares	117,735	98,377	34,729

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	6,938,456	6,994,592	6,968,305

Basic income per ordinary shares (US$)	0.838	1.195	1.424

Diluted income per ordinary shares (US$)	0.824	1.178	1.417

Number of options and warrants excluded
from the diluted earnings per share calculation
because of anti-dilutive effect	137,500	135,000	135,000

Comprehensive Income	T. Comprehensive Income For the year ended December 31, 2010, 2011 and 2012, comprehensive income is equals to net income.
Fair Value Measurements
U.           Fair Value Measurements

The Company's financial instruments include mainly cash and cash equivalents, accounts receivable, short term bank deposits, marketable securities and accounts payable. The carrying amounts of these financial instruments approximate their fair value. For marketable securities fair value see Note 4.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The provisions of the ASU are effective for reporting periods beginning after December 15, 2011. The Company adopted the provision of the ASU in 2012. The adoption of the ASU 2011-04 did not have a material effect on the Company's consolidated financial statements.

Recently Issued Accounting Standards
V.           Recently Issued Accounting Standards

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standard is effective for annual periods beginning January 1, 2013, and interim periods within the annual period. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013. The adoption of the ASU 2011-11 will not have a material effect on the Company's consolidated financial statements.

Concentration Of Risks
W.	Concentrations of risks

(1)	Credit risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and assets held for employees' severance benefits. Cash and cash equivalents balances of the Company, which are subject to credit risk, consist of cash accounts held with major financial institutions. Short-term bank deposits balances of the Company, which are subject to credit risk, consist of short-term bank deposits held with a major Israeli Bank. Marketable securities include held to maturity marketable securities issued by highly rated corporations or governmental securities. As of December 31, 2011 and 2012, the rating of the securities in the Company's portfolio was at least A-. Nonetheless, these investments are subject to general credit and counterparty risks (such as that the counterparty to a financial instrument fails to meet its contractual obligations). Any changes in fair value of the Company's investment securities due to credit risk do not affect the Company's profit or loss unless there is other-than-temporary impairment (OTTI).

Concentrations of credit risk with respect to trade receivables are limited due to the Company's diverse customer base and their wide geographical dispersion. The Company closely monitors extensions of credit and has never experienced significant credit losses.

(2)	Concentrations of trade accounts payable

Certain key components used in the Company's products are currently available from only one source and others are available from a limited number of sources. The Company believes it maintains sufficient inventory of these components to protect against delays in deliveries.

(3)	Dominant single product line

The Company depends to a great extent on one line of products for most of its revenues. The majority of the Company's current business is based on its Multi-Port Gigabit-Ethernet Server Adapter product line and the majority of its revenue is generated from that product line.

(4)	Dominant customers

The Company depends on a small amount of customers for its products. The Company's top two customers accounted for approximately 40% of its revenues in 2012. The Company expects that a small number of customers will continue to account for a significant portion of its revenues for the foreseeable future.

Liabilities For Loss Contingenices
X.           Liabilities for loss contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.